Inventories	12 Months Ended
Dec. 31, 2017
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Inventories
Note 12	Inventories

Inventories consist of product from the company’s three segments – potash, nitrogen and phosphate – in varying stages of the production process.

Accounting Policies

Inventories are valued monthly at the lower of cost and net realizable value. Costs, allocated to inventory using the weighted average cost method, include direct acquisition costs, direct costs related to the units of production and a systematic allocation of fixed and variable production overhead, as applicable.

Net realizable value is based on:

For products and raw materials	For materials and supplies

• selling price of the finished product (in ordinary course of business); • less the estimated costs of completion; and • less the estimated costs to make the sale.	• replacement cost, considered to be the best available measure of net realizable value.
A writedown is recognized if carrying amount exceeds net realizable value, and may be reversed if the circumstances which caused it no longer exist.

Supporting Information

Inventories as at December 31 were comprised of:

	2017	2016
Finished products	$260	$269
Intermediate products	202	174
Raw materials	62	75
Materials and supplies	264	250

	$788	$768

The following items affected cost of goods sold during the year:

	2017	2016	2015
Expensed inventories before the following items	$2,791	$2,712	$3,233
Reserves, reversals and writedowns of inventories	44	31	11

	$2,835	$2,743	$3,244

The carrying amount of inventory recorded at net realizable value was $45 as at December 31, 2017 (2016 – $47), with the remaining inventory recorded at cost.

Accounting Estimates and Judgments
Judgment involves determining: • the appropriate measure of net realizable value; and • the allocation of production overhead to inventories.